Property and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 11,694	€ 11,672
Acquisitions	260	1,885
Disposals	(2)	(36)
Depreciation	(1,061)	(1,087)
Transfers	0	0
Property, plant and equipment at end of period	10,891	12,434
Assets under finance-lease agreements
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		6,270
Acquisitions		1,152
Disposals		0
Depreciation		(442)
Transfers		0
Property, plant and equipment at end of period		6,980
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,423
Acquisitions	0
Disposals	0
Depreciation	(535)
Transfers	0
Property, plant and equipment at end of period	5,888
Lands and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,751	5,356
Acquisitions	0	1,152
Disposals	0	0
Depreciation	(393)	(342)
Transfers	0	0
Property, plant and equipment at end of period	5,358	6,166
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,576	5,947
Acquisitions	260	604
Disposals	(2)	(36)
Depreciation	(668)	(745)
Transfers	4	0
Property, plant and equipment at end of period	5,170	5,770
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	367	369
Acquisitions	0	129
Disposals	0	0
Depreciation	0	0
Transfers	(4)	0
Property, plant and equipment at end of period	€ 363	€ 498